Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2012
Other receivables and prepayments [Abstract]
Schedule of Other Receivables and Prepayments
	2012	2011

Value added tax and miscellaneous tax recoverable	$-	$551
Other prepayments	169	206
Other receivables and prepayments	$169	$757